Consolidated Statements of Income (USD $) In Thousands, except Per Share data	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
OPERATING REVENUES
Drilling - U.S. Land	$ 1,412,495	$ 1,441,164	$ 1,542,038
Drilling - Offshore	202,734	204,702	154,452
Drilling - International Land	247,179	187,099	161,072
Other	12,754	10,775	11,809
Total operating revenues	1,875,162	1,843,740	1,869,371
OPERATING COSTS AND EXPENSES
Operating costs, excluding depreciation	1,071,959	944,780	987,838
Depreciation	262,658	227,535	195,343
Research and development	12,262	9,671	1,833
Acquired in-process research and development			11,129
General and administrative	81,479	58,822	56,429
Gain from involuntary conversion of long-lived assets		(541)	(10,236)
Income from asset sales	(4,992)	(5,402)	(13,049)
Total operating costs and expenses	1,423,366	1,234,865	1,229,287
Operating income from continuing operations	451,796	608,875	640,084
Other income (expense)
Interest and dividend income	1,811	2,755	3,524
Interest expense	(17,158)	(13,590)	(18,721)
Gain on sale of investment securities			21,994
Other	1,787	245	(1,396)
Total other income (expense)	(13,560)	(10,590)	5,401
Income from continuing operations before income taxes and equity in income of affiliate	438,236	598,285	645,485
Income tax provision	152,155	227,850	242,593
Equity in income of affiliate net of income taxes		10,111	17,366
Income from continuing operations	286,081	380,546	420,258
Income (loss) from discontinued operations before income taxes	(125,944)	(22,470)	54,444
Income tax provision	3,825	4,531	12,964
Income (loss) from discontinued operations	(129,769)	(27,001)	41,480
NET INCOME	$ 156,312	$ 353,545	$ 461,738
Basic earnings per common share:
Income from continuing operations (in dollars per share)	$ 2.7	$ 3.61	$ 4.02
Income (loss) from discontinued operations (in dollars per share)	$ (1.23)	$ (0.26)	$ 0.4
Net income (in dollars per share)	$ 1.47	$ 3.35	$ 4.42
Diluted earnings per common share:
Income from continuing operations (in dollars per share)	$ 2.66	$ 3.56	$ 3.93
Income (loss) from discontinued operations (in dollars per share)	$ (1.21)	$ (0.25)	$ 0.39
Net income (in dollars per share)	$ 1.45	$ 3.31	$ 4.32
Weighted average shares outstanding (in thousands):
Basic (in shares)	105,711	105,364	104,284
Diluted (in shares)	107,404	106,608	106,583

Consolidated Balance Sheets (USD $) In Thousands	Sep. 30, 2010	Sep. 30, 2009
CURRENT ASSETS:
Cash and cash equivalents	$ 63,020	$ 96,142
Short-term investments		12,500
Accounts receivable, less reserve of $830 in 2010 and $659 in 2009	457,659	233,949
Inventories	43,402	39,544
Deferred income taxes	14,282	6,373
Assets held for sale		1,023
Prepaid expenses and other	64,171	52,495
Current assets of discontinued operations	10,270	80,906
Total current assets	652,804	522,932
INVESTMENTS	320,712	356,404
PROPERTY, PLANT AND EQUIPMENT, at cost:
Contract drilling equipment	4,285,277	3,901,967
Construction in progress	154,595	232,055
Real estate properties	61,735	61,114
Other	182,087	169,099
PROPERTY, PLANT AND EQUIPMENT, gross	4,683,694	4,364,235
Less- Accumulated depreciation	1,408,674	1,169,962
Net property, plant and equipment	3,275,020	3,194,273
NONCURRENT ASSETS:
Other assets	16,834	15,781
Noncurrent assets of discontinued operations		71,634
Total noncurrent assets	16,834	87,415
TOTAL ASSETS	4,265,370	4,161,024
CURRENT LIABILITIES:
Accounts payable	80,534	68,173
Accrued liabilities	144,112	111,750
Short-term debt		105,000
Current liabilities of discontinued operations	7,992	16,983
Total current liabilities	232,638	301,906
NONCURRENT LIABILITIES:
Long-term debt	360,000	420,000
Deferred income taxes	771,383	672,358
Other	91,606	73,546
Noncurrent liabilities of discontinued operations	2,278	10,205
Total noncurrent liabilities	1,225,267	1,176,109
SHAREHOLDERS' EQUITY:
Common stock, $.10 par value, 160,000,000 shares authorized, 107,057,904 shares issued as of September 30, 2010 and 2009 and 105,819,161 and 105,486,218 shares outstanding as of September 30, 2010 and 2009, respectively	10,706	10,706
Preferred stock, no par value, 1,000,000 shares authorized, no shares issued
Additional paid-in capital	191,900	176,039
Retained earnings	2,547,917	2,414,942
Accumulated other comprehensive income	84,107	112,451
Total shareholders' equity before treasury stock	2,834,630	2,714,138
Less treasury stock, 1,238,743 shares in 2010 and 1,571,686 shares in 2009, at cost	27,165	31,129
Total shareholders' equity	2,807,465	2,683,009
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 4,265,370	$ 4,161,024

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data	Sep. 30, 2010	Sep. 30, 2009
Consolidated Balance Sheets
Accounts receivable, reserve (in dollars)	$ 830	$ 659
Common stock, par value (in dollars per share)	$ 0.1	$ 0.1
Common stock, shares authorized	160,000,000	160,000,000
Common stock, shares issued	107,057,904	107,057,904
Common stock, shares outstanding	105,819,161	105,486,218
Preferred stock, no par value (in dollars per share)
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Treasury stock, shares	1,238,743	1,571,686

Consolidated Statements of Shareholders' Equity (USD $) In Thousands	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Comprehensive Income	Total
Balance at Sep. 30, 2007	$ 10,706	$ 143,146	$ 1,645,766	$ 75,885	$ (59,987)		$ 1,815,516
Balance (in shares) at Sep. 30, 2007	107,058				3,573
Increase (Decrease) in Stockholders' Equity
Adjustment to initially apply ASC 740-10-30-5			(5,048)				(5,048)
Comprehensive Income:
Net income			461,738			461,738	461,738
Other comprehensive loss:
Unrealized gains (losses) on available-for-sale securities, net				(30,863)		(30,863)	(30,863)
Amortization of net periodic benefit costs - net of actuarial gain				(6,615)		(6,615)	(6,615)
Total other comprehensive (loss) gain						(37,478)	(37,478)
Total comprehensive income						424,260	424,260
Capital adjustment of equity investee		1,669					1,669
Dividends declared ( $.22, $.20 and $.185 per share) for the years ended 2010, 2009 and 2008, respectively			(19,938)				(19,938)
Exercise of stock options		(9,740)			24,277		14,537
Exercise of stock options (in shares)					(1,735)
Tax benefit of stock-based awards, including excess tax benefits of $3.9, $1.2 and $24.9 million for the years ended 2010, 2009 and 2008, respectively		27,022					27,022
Treasury stock issued for vested restricted stock		(56)			56
Treasury stock issued for vested restricted stock (in shares)					(3)
Stock-based compensation		7,456					7,456
Balance at Sep. 30, 2008	10,706	169,497	2,082,518	38,407	(35,654)		2,265,474
Balance (in shares) at Sep. 30, 2008	107,058				1,835
Comprehensive Income:
Net income			353,545			353,545	353,545
Other comprehensive loss:
Unrealized gains (losses) on available-for-sale securities, net				88,519		88,519	88,519
Amortization of net periodic benefit costs - net of actuarial gain				(14,475)		(14,475)	(14,475)
Total other comprehensive (loss) gain						74,044	74,044
Total comprehensive income						427,589	427,589
Capital adjustment of equity investee		174					174
Dividends declared ( $.22, $.20 and $.185 per share) for the years ended 2010, 2009 and 2008, respectively			(21,121)				(21,121)
Exercise of stock options		(1,978)			3,250		1,272
Exercise of stock options (in shares)					(197)
Tax benefit of stock-based awards, including excess tax benefits of $3.9, $1.2 and $24.9 million for the years ended 2010, 2009 and 2008, respectively		1,273					1,273
Treasury stock issued for vested restricted stock		(1,275)			1,275
Treasury stock issued for vested restricted stock (in shares)					(66)
Stock-based compensation		8,348					8,348
Balance at Sep. 30, 2009	10,706	176,039	2,414,942	112,451	(31,129)		2,683,009
Balance (in shares) at Sep. 30, 2009	107,058				1,572
Comprehensive Income:
Net income			156,312			156,312	156,312
Other comprehensive loss:
Unrealized gains (losses) on available-for-sale securities, net				(22,885)		(22,885)	(22,885)
Amortization of net periodic benefit costs - net of actuarial gain				(5,459)		(5,459)	(5,459)
Total other comprehensive (loss) gain						(28,344)	(28,344)
Total comprehensive income						127,968	127,968
Dividends declared ( $.22, $.20 and $.185 per share) for the years ended 2010, 2009 and 2008, respectively			(23,337)				(23,337)
Exercise of stock options		(2,721)			2,519		(202)
Exercise of stock options (in shares)					(263)
Tax benefit of stock-based awards, including excess tax benefits of $3.9, $1.2 and $24.9 million for the years ended 2010, 2009 and 2008, respectively		4,172					4,172
Treasury stock issued for vested restricted stock		(1,445)			1,445
Treasury stock issued for vested restricted stock (in shares)					(70)
Stock-based compensation		15,855					15,855
Balance at Sep. 30, 2010	$ 10,706	$ 191,900	$ 2,547,917	$ 84,107	$ (27,165)		$ 2,807,465
Balance (in shares) at Sep. 30, 2010	107,058				1,239

Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $) In Millions, except Per Share data	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Consolidated Statements of Shareholders' Equity
Cash dividends, per share (in dollars per share)	$ 0.22	$ 0.2	$ 0.185
Tax benefit of stock-based awards, excess tax benefits	$ 3.9	$ 1.2	$ 24.9

Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
OPERATING ACTIVITIES:
Net income	$ 156,312	$ 353,545	$ 461,738
Adjustment for (income) loss from discontinued operations	129,769	27,001	(41,480)
Income from continuing operations	286,081	380,546	420,258
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	262,658	227,535	195,343
Provision for bad debt	206	(645)	704
Equity in income of affiliate before income taxes		(16,308)	(28,009)
Stock-based compensation	15,855	8,348	7,456
Gain on sale of investment securities			(21,864)
Gain from involuntary conversion of long-lived assets		(541)	(10,236)
Income from asset sales	(4,992)	(5,402)	(13,049)
Acquired in-process research and development			11,129
Deferred income tax expense	105,691	158,153	117,998
Other	79	(244)	754
Change in assets and liabilities:
Accounts receivable	(223,916)	156,863	(107,949)
Inventories	(3,858)	(10,981)	(3,534)
Prepaid expenses and other	(12,800)	(9,442)	(23,640)
Accounts payable	16,760	(24,996)	(15,643)
Accrued liabilities	14,031	2,672	29,203
Deferred income taxes	2,453	8,234	12,317
Other noncurrent liabilities	8,402	(1,525)	5,916
Net cash provided by operating activities from continuing operations	466,650	872,267	577,154
Net cash provided by (used in) operating activities from discontinued operations	(4,362)	23,672	11,480
Net cash provided by operating activities	462,288	895,939	588,634
INVESTING ACTIVITIES:
Capital expenditures	(329,572)	(876,839)	(697,906)
Acquisition of business, net of cash acquired		(16)	(12,041)
Proceeds from asset sales	7,867	8,069	22,470
Insurance proceeds from involuntary conversion		541	13,926
Purchase of short-term investments	(16)	(12,500)
Proceeds from sale of investments	12,516		25,507
Net cash used in investing activities from continuing operations	(309,205)	(880,745)	(648,044)
Net cash used in investing activities from discontinued operations	(55)	(3,284)	(7,291)
Net cash used in investing activities	(309,260)	(884,029)	(655,335)
FINANCING ACTIVITIES:
Increase (decrease) in notes payable		(1,733)	1,733
Decrease in long-term debt		(25,000)
Proceeds from line of credit	895,000	3,840,000	3,550,000
Payments on line of credit	(1,060,000)	(3,790,000)	(3,495,000)
Increase (decrease) in bank overdraft	(2,038)	2,038
Dividends paid	(22,254)	(21,111)	(19,333)
Exercise of stock options	(202)	1,272	14,537
Excess tax benefit from stock-based compensation	3,344	1,217	24,868
Net cash provided by (used in) financing activities	(186,150)	6,683	76,805
Net increase (decrease) in cash and cash equivalents	(33,122)	18,593	10,104
Cash and cash equivalents, beginning of period	96,142	77,549	67,445
Cash and cash equivalents, end of period	$ 63,020	$ 96,142	$ 77,549

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Sep. 30, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of Helmerich & Payne, Inc. and its wholly-owned subsidiaries. Fiscal years of our foreign operations end on August 31 to facilitate reporting of consolidated results. There were no significant intervening events which materially affected the financial statements.

BASIS OF PRESENTATION

We classified the Venezuelan operation, an operating segment within the International Land segment, as a discontinued operation in the third quarter of fiscal 2010, as more fully described in Note 2. Accordingly, the assets and liabilities of this business, along with its results of operations, have been reclassified for all periods presented. Unless indicated otherwise, the information in the Notes to the Consolidated Financial Statements relates only to our continuing operations.

The adoption of the guidance contained in Accounting Standards Codification ("ASC") 260, Earnings per Share, discussed in Note 7 changed the calculation of basic earnings per share requiring restricted stock grants that have previously been included in our diluted weighted-average shares to be included in basic weighted-average shares. Earnings per share for the fiscal years ended September 30, 2009 and 2008 have been recalculated to conform to the current year presentation.

FOREIGN CURRENCIES

The functional currency for all our foreign subsidiaries is the U.S. dollar. Nonmonetary assets and liabilities are translated at historical rates and monetary assets and liabilities are translated at exchange rates in effect at the end of the period. Income statement accounts are translated at average rates for the year. Gains and losses from remeasurement of foreign currency financial statements and foreign currency translations into U.S. dollars are included in direct operating costs. Aggregate foreign currency remeasurement and transaction losses included in direct operating costs totaled  $0.5 million,  $3.0 million and  $1.6 million in fiscal 2010, 2009 and 2008, respectively.

USE OF ESTIMATES

The preparation of our financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

RECENTLY ADOPTED ACCOUNTING STANDARDS

Effective October 1, 2009, we adopted the guidance contained in ASC 260, Earnings per Share. ASC 260 addresses whether instruments granted in share-based payment transactions are participating securities prior to vesting and therefore need to be included in the earnings allocation in calculating earnings per share under the two-class method described in ASC 260. The calculation of earnings per share is more fully described in Note 7.

In December 2008, the Financial Accounting Standards Board ("FASB") issued revisions to ASC Topic 715, Compensation—Retirement Benefits. The new guidance expands disclosure by requiring more information about how investment allocation decisions are made, more information about major categories of assets, including concentration of risk and fair-value measurements, and the fair-value techniques and inputs used to measure plan assets. The disclosure requirements have been adopted for our annual financial statements for the year ended September 30, 2010, on a prospective basis. The adoption had no material impact on the Consolidated Financial Statements.

On October 1, 2009, we implemented the previously deferred provisions of ASC 820, Fair Value Measurements and Disclosures, for nonfinancial assets and liabilities recorded at fair value, as required. Additionally, we adopted Accounting Standards Update ("ASU") No. 2009-05, Measuring Liabilities at Fair Value, which provided amendments to ASC 820 for the fair value measurements of liabilities when a quoted price in an active market is not available. On December 15, 2009, we adopted the disclosure requirements in ASU 2009-06, Fair Value Measurements and Disclosures (Topic 820)—Improving Disclosures about Fair Value Measurements, requiring that information be provided about movements of assets among Levels 1 and 2 of the three-tier fair value hierarchy described in Note 8. The adoption of these pronouncements had no impact on the Consolidated Financial Statements.

CASH AND CASH EQUIVALENTS

Cash equivalents consist of investments in short-term, highly liquid securities having original maturities of three months or less. The carrying values of these assets approximate their fair values. We primarily utilize a cash management system with a series of separate accounts consisting of lockbox accounts for receiving cash, concentration accounts, and several "zero-balance" disbursement accounts for funding payroll and accounts payable. As a result of our cash management system, checks issued, but not presented to the banks for payment, may create negative book cash balances. Checks outstanding in excess of related book cash balances are included in accounts payable where applicable and included as a financing activity in the Consolidated Statements of Cash Flows.

RESTRICTED CASH AND CASH EQUIVALENTS

We had restricted cash and cash equivalents of  $14.8 million and  $13.9 million at September 30, 2010 and 2009, respectively. Restricted cash is primarily for the purpose of potential insurance claims in our wholly-owned captive insurance company. Of the total at September 30, 2010,  $2.0 million is from the initial capitalization of the captive company and management has elected to restrict an additional  $12.8 million. The restricted amounts are primarily invested in short-term money market securities.

The restricted cash and cash equivalents are reflected in the balance sheet as follows (in thousands):

September 30,	2010	2009
Other current assets	$12,848	$11,890
Other assets	$ 2,000	$ 2,000

INVENTORIES AND SUPPLIES

Inventories and supplies are primarily replacement parts and supplies held for use in our drilling operations. Inventories and supplies are valued at the lower of cost (moving average or actual) or market value.

INVESTMENTS

We maintain investments in equity securities of unaffiliated companies. The cost of securities used in determining realized gains and losses is based on the average cost basis of the security sold.

We regularly review investment securities for impairment based on criteria that include the extent to which the investment's carrying value exceeds its related fair value, the duration of the market decline and the financial strength and specific prospects of the issuer of the security. Unrealized losses that are other than temporary are recognized in earnings.

Investments in companies owned from 20 to 50 percent are accounted for using the equity method by recognizing our proportionate share of the income or loss of the investee. Effective April 1, 2009, Atwood Oceanics, Inc. ("Atwood") was accounted for as an available-for-sale investment, as we determined that we no longer had the ability to exercise significant influence over operating and financial policies at Atwood and discontinued accounting for Atwood using the equity method. The investment in Atwood is now recorded at fair value with changes deferred as a component of other comprehensive income. We have no other equity method investments.

DERIVATIVE FINANCIAL INSTRUMENTS

We are exposed to market risk in the normal course of business operations due to ongoing investing and financing activities. The risk of loss can be assessed from the perspective of adverse changes in fair values, cash flows and future earnings. ASC 815, Derivatives and Hedging, requires an entity to recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. We have not historically entered into derivative financial instruments for trading purposes or for speculation. For further disclosure regarding an interest rate swap, refer to Note 3.

PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment are stated at cost less accumulated depreciation. Substantially all property, plant and equipment are depreciated using the straight-line method based on the estimated useful lives of the assets (contract drilling equipment, 4-15 years; real estate buildings and equipment, 10-45 years; and other, 2-23 years). Depreciation in the Consolidated Statements of Income includes abandonments of  $4.2 million,  $5.3 million and  $13.3 million for fiscal 2010, 2009 and 2008, respectively. The cost of maintenance and repairs is charged to direct operating cost, while betterments and refurbishments are capitalized.

We lease office space and equipment for use in operations. Leases are evaluated at inception or at any subsequent material modification and, depending on the lease terms, are classified as either capital leases or operating leases as appropriate under ASC 840, Leases. We do not have significant capital leases.

CAPITALIZATION OF INTEREST

We capitalize interest on major projects during construction. Interest is capitalized based on the average interest rate on related debt. Capitalized interest for fiscal 2010, 2009 and 2008 was  $6.4 million,  $6.6 million, and  $4.7 million, respectively.

VALUATION OF LONG-LIVED ASSETS

We review long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Changes that could prompt such an assessment include a significant decline in revenue or cash margin per day, extended periods of low rig utilization, changes in market demand for a specific asset, obsolescence, completion of specific contracts, and/or overall general market conditions. If a review of the long-lived assets indicates that the carrying value of certain of these assets is more than the estimated undiscounted future cash flows, an impairment charge is made to adjust the carrying value down to the estimated fair value of the asset. The fair value of drilling rigs is determined based on quoted market prices, if available; otherwise, it is determined based upon estimated discounted future cash flows. Cash flows are estimated by management considering factors such as prospective market demand, recent changes in rig technology and its effect on each rig's marketability, any cash investment required to make a rig marketable, suitability of rig size and make up to existing platforms, and competitive dynamics due to lower industry utilization.

ACQUISITIONS

We account for acquired businesses using the purchase method of accounting which requires that the assets acquired and liabilities assumed be recorded at the date of acquisition at their respective fair values. Any excess of the purchase price over the estimated fair values of the net assets acquired is recorded as goodwill. Amounts allocated to acquired in-process research and development are expensed at the date of acquisition. The judgments made in determining the estimated fair value assigned to each class of assets acquired and liabilities assumed, as well as asset lives, can materially impact results of operations. Accordingly, for significant items, assistance from third party valuation specialists is typically obtained. The valuations are based on information available near the acquisition date and are based on expectations and assumptions that have been deemed reasonable by management.

SELF INSURANCE ACCRUALS

We have accrued a liability for estimated worker's compensation and other casualty claims incurred. The liability for other benefits to former or inactive employees after employment but before retirement is not material.

DRILLING REVENUES

Contract drilling revenues are comprised of daywork drilling contracts for which the related revenues and expenses are recognized as services are performed and collection is reasonably assured. For certain contracts, we receive payments contractually designated for the mobilization of rigs and other drilling equipment. Mobilization payments received, and direct costs incurred for the mobilization, are deferred and recognized on a straight-line basis over the term of the related drilling contract. Costs incurred to relocate rigs and other drilling equipment to areas in which a contract has not been secured are expensed as incurred. Reimbursements received for out-of-pocket expenses are recorded as revenues and direct costs. Reimbursements for fiscal 2010, 2009 and 2008 were  $145.7 million,  $136.3 million and  $108.9 million, respectively. For contracts that are terminated prior to the specified term, early termination payments received by us are recognized as revenues when all contractual requirements are met.

RENT REVENUES

We enter into leases with tenants in our rental properties consisting primarily of retail and multi-tenant warehouse space. The lease terms of tenants occupying space in the retail centers and warehouse buildings range from one to eleven years. Minimum rents are recognized on a straight-line basis over the term of the related leases. Overage and percentage rents are based on tenants' sales volume. Recoveries from tenants for property taxes and operating expenses are recognized in other operating revenues in the Consolidated Statements of Income. Our rent revenues are as follows:

Years Ended September 30,	2010	2009	2008
	(in thousands)
Minimum rents	$8,613	$8,803	$9,469
Overage and percentage rents	$1,241	$1,414	$1,582

At September 30, 2010, minimum future rental income to be received on noncancelable operating leases was as follows (in thousands):

Fiscal Year	Amount

2011	$ 7,390
2012	5,492
2013	3,973
2014	2,879
2015	2,335
Thereafter	3,061

Total	$25,130

Leasehold improvement allowances are capitalized and amortized over the lease term.

At September 30, 2010 and 2009, the cost and accumulated depreciation for real estate properties were as follows (in thousands):

September 30,	2010	2009

Real estate properties	$61,735	$61,114
Accumulated depreciation	(39,030)	(37,786)

	$22,705	$23,328

INCOME TAXES

Current income tax expense is the amount of income taxes expected to be payable for the current year. Deferred income taxes are computed using the liability method and are provided on all temporary differences between the financial basis and the tax basis of our assets and liabilities.

We provide for uncertain tax positions when such tax positions do not meet the recognition thresholds or measurement standards prescribed in ASC 740, Income Taxes, which was adopted effective October 1, 2007, and is more fully discussed in Note 4. Amounts for uncertain tax positions are adjusted in periods when new information becomes available or when positions are effectively settled. We recognize accrued interest related to unrecognized tax benefits in interest expense and penalties in other expense in the Consolidated Statements of Income.

On October 1, 2007, we adopted the requirements regarding the accounting for income tax benefits of dividends on share-based payment awards. As a result of the adoption, we recognized a realized income tax benefit associated with dividends or dividend equivalents paid on nonvested equity-classified employee share-based payment awards that were charged to retained earnings as an increase to additional paid-in capital. The adoption did not have a material impact on our financial position, results of operations or cash flows.

EARNINGS PER SHARE

Basic net income per share is computed utilizing the two-class method and is calculated based on weighted-average number of common shares outstanding during the periods presented. Diluted net income per share is computed using the weighted-average number of common and common equivalent shares outstanding during the periods utilizing the two-class method for stock options and nonvested restricted stock.

STOCK-BASED COMPENSATION

We record compensation expense associated with stock options in accordance with ASC 718, Compensation—Stock Compensation. Compensation expense is determined using a fair-value-based measurement method for all awards granted. In computing the impact, the fair value of each option is estimated on the date of grant based on the Black-Scholes options-pricing model utilizing certain assumptions for a risk free interest rate, volatility, dividend yield and expected remaining term of the awards. The assumptions used in calculating the fair value of share-based payment awards represent management's best estimates, but these estimates involve inherent uncertainties and the application of management judgment. Stock-based compensation is recognized on a straight-line basis over the requisite service periods of the stock awards, which is generally the vesting period. Compensation expense related to stock options is recorded as a component of general and administrative expenses in the Consolidated Statements of Income.

TREASURY STOCK

Treasury stock purchases are accounted for under the cost method whereby the cost of the acquired stock is recorded as treasury stock. Gains and losses on the subsequent reissuance of shares are credited or charged to additional paid-in capital using the average-cost method.

NEW ACCOUNTING STANDARDS

In October 2009, the FASB issued ASU 2009-13, Multiple-Deliverable Revenue Arrangements—a consensus of the FASB Emerging Issues Task Force (Topic 605), which amends the revenue guidance under ASC 605. This update requires entities to allocate revenue in an arrangement using estimated selling prices of the delivered goods and services based on a selling price hierarchy. This guidance eliminates the residual method of revenue allocation and requires revenue to be allocated using the relative selling price method. ASU No. 2009-13 is effective for fiscal years beginning on or after June 15, 2010 and may be applied prospectively for arrangements entered into after the effective date or retrospectively for all periods presented. The adoption is effective for us no later than the beginning of fiscal 2011. We do not expect the provision of ASU 2009-13 to have a material effect on our Consolidated Financial Statements.

On January 21, 2010, the FASB issued ASU No. 2010-06, Fair Value Measurements and Disclosures (Topic 820)—Improving Disclosures about Fair Value Measurements. The disclosure requirements requiring reporting entities to provide information about movements of assets among Levels 1 and 2 of the three-tier fair value hierarchy was adopted on December 15, 2009 with no impact on the Consolidated Financial Statements. Effective for fiscal years beginning after December 15, 2010, a reconciliation of purchases, sales, issuance, and settlements of financial instruments valued with a Level 3 method, which is used to price the hardest to value instruments, will be required. We currently believe the adoption related to Level 3 financial instruments will have no impact on the Consolidated Financial Statements.

DISCONTINUED OPERATIONS	12 Months Ended
Sep. 30, 2010
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

NOTE 2 DISCONTINUED OPERATIONS

On June 30, 2010, the Official Gazette of Venezuela published the Decree of Venezuelan President Hugo Chavez, which authorized the "forceful acquisition" of eleven rigs owned by our Venezuelan subsidiary. The Decree also authorized the seizure of "all the personal and real property and other improvements" used by our Venezuelan subsidiary in its drilling operations. The seizing of our assets became effective June 30, 2010, and met the criteria established for recognition as discontinued operations under accounting standards for presentation of financial statements. Therefore, operations from the Venezuelan subsidiary, an operating segment within the International Land segment, have been classified as discontinued operations in our September 30, 2010, Consolidated Financial Statements. All historical statements have been reclassified to conform to this presentation.

Our revenue in Venezuela was from providing drilling services to Petroleos de Venezuela, S.A. ("PDVSA"), the Venezuelan state-owned petroleum company. We determined, as of the beginning of the second quarter of fiscal 2009 and forward, that the revenue recognition criteria in Venezuela was no longer met as collectability of revenue was not reasonably assured, primarily due to the uncertainty of the timing of collections. However, up until the time of the seizing of our assets, we continued to receive payments from PDVSA and were in discussions with PDVSA officials regarding payments and the possibility of contract negotiations to put our rigs back to work.

As a result of the seizing of our assets in the third quarter of fiscal 2010, we derecognized our Venezuela property and equipment,  $65.0 million, and warehouse inventory,  $5.2 million, resulting in a loss of approximately  $70.2 million. Accounts receivable, payables and other deferred charges and credits, netting to approximately  $9.5 million, were also written off because the related future cash inflows and outflows associated with them were no longer expected to occur. At September 30, 2010, we had approximately  $31.3 million (U.S. currency equivalent) cash balances in Venezuela. Our Venezuelan subsidiary has had, since July 22, 2008, an outstanding application with the Venezuelan government requesting approval to remit approximately  $14.2 million as a dividend to its U.S. based parent, converting bolivar fuerte (Bsf) cash balances to U.S. dollars. Because of the seizure of our assets by the Venezuelan government and our inability to obtain approval of the dividend, we also impaired approximately  $21.1 million cash as of September 30, 2010. The remaining cash was classified as restricted cash, a current asset from discontinued operations, to meet remaining in-country current obligations.

Summarized operating results from discontinued operations are as follows:

Years Ended September 30,	2010	2009	2008

Revenue	$13,534	$50,298	$167,172
Income (loss) before income taxes	(125,944)	(22,470)	54,444
Income tax expense	(3,825)	(4,531)	(12,964)

Income (loss) from discontinued operations	$(129,769)	$(27,001)	$41,480

Significant categories of assets and liabilities from discontinued operations are as follows:

September 30,	2010	2009

Cash and cash equivalents	$—	$45,344
Accounts receivable	—	12,841
Other current assets	10,270	22,721

Total current assets	10,270	80,906
Property, plant and equipment, net	—	71,634

Total assets	$10,270	$152,540

Total current liabilities	$7,992	$16,983
Total noncurrent liabilities	2,278	10,205

Total liabilities	$10,270	$27,188

Liabilities consist of municipal and income taxes payable and social obligations due within the country of Venezuela.

On January 8, 2010, the Venezuelan government devalued its currency. The official exchange rate was devalued from 2.15 Bsf to each U.S. dollar to 4.30 Bsf. As a result of the devaluation, we recorded an exchange loss of approximately  $20.4 million during fiscal 2010. The devaluation is included in discontinued operations.

Effective January 1, 2010, Venezuela was designated hyper-inflationary, which is defined as cumulative inflation rates exceeding 100 percent in the most recent three-year period. All of our foreign subsidiaries use the U.S. dollar as the functional currency and local currency monetary assets are remeasured into U.S. dollars with gains and losses resulting from foreign currency transactions included in current results of operations. As such, the designation of Venezuela as hyper-inflationary had no impact on our Consolidated Financial Statements.

DEBT	12 Months Ended
Sep. 30, 2010
DEBT
DEBT

NOTE 3 DEBT

At September 30, 2010 and 2009, we had  $360 million and  $420 million, respectively, in unsecured long-term debt outstanding at rates and maturities shown in the following table (in thousands):

	September 30,
	2010	2009
Unsecured intermediate debt issued August 15, 2002:
Series C, due August 15, 2012, 6.46%	$ 75,000	$ 75,000
Series D, due August 15, 2014, 6.56%	75,000	75,000
Unsecured senior notes issued July 21, 2009:
Due July 21, 2012, 6.10%	40,000	40,000
Due July 21, 2013, 6.10%	40,000	40,000
Due July 21, 2014, 6.10%	40,000	40,000
Due July 21, 2015, 6.10%	40,000	40,000
Due July 21, 2016, 6.10%	40,000	40,000
Unsecured senior credit facility due December 18, 2011, .61%	10,000	70,000

	$360,000	$420,000
Less long-term debt due within one year	—	—

Long-term debt	$360,000	$420,000

The intermediate unsecured debt outstanding at September 30, 2010 matures over a period from August 2012 to August 2014 and carries a weighted-average interest rate of 6.53 percent, which is paid semi-annually. The terms require that we maintain a minimum ratio of debt to total capitalization of less than 55 percent. The debt is held by various entities, including  $3 million held by a company affiliated with one of our Board members.

We have  $200 million senior unsecured fixed-rate notes that mature over a period from July 2012 to July 2016. Interest on the notes is paid semi-annually based on an annual rate of 6.10 percent. We will make five equal annual principal repayments of  $40 million starting on July 21, 2012. Financial covenants require us to maintain a funded leverage ratio of less than 55 percent and an interest coverage ratio (as defined) of not less than 2.50 to 1.00. The note purchase agreement also contains additional terms, conditions, and restrictions that we believe are usual and customary in unsecured debt arrangements for companies that are similar in size and credit quality.

We have an agreement with a multi-bank syndicate for a  $400 million senior unsecured credit facility maturing December 2011. While we have the option to borrow at the prime rate for maturities of less than 30 days, we anticipate that the majority of all the borrowings over the life of the facility will accrue interest at a spread over the London Interbank Bank Offered Rate (LIBOR). We pay a commitment fee based on the unused balance of the facility. The spread over LIBOR as well as the commitment fee is determined according to a scale based on a ratio of our total debt to total capitalization. The LIBOR spread ranges from .30 percent to .45 percent depending on the ratio. At September 30, 2010, the LIBOR spread on borrowings was .35 percent and the commitment fee was .075 percent per annum. At September 30, 2010, we had two letters of credit totaling  $21.9 million under the facility and had  $10 million borrowed against the facility with  $368.1 million available to borrow. The advances bear an interest rate of 0.61 percent at September 30, 2010. Subsequent to September 30, 2010, we paid the  $10 million outstanding balance and had  $378.1 million available to borrow.

Financial covenants in the facility require we maintain a funded leverage ratio (as defined) of less than 50 percent and an interest coverage ratio (as defined) of not less than 3.00 to 1.00. The facility contains additional terms, conditions, and restrictions that we believe are usual and customary in unsecured debt arrangements for companies that are similar in size and credit quality. At September 30, 2010, we were in compliance with all debt covenants.

In January 2010, a  $105 million unsecured line of credit that matured was paid in full using operating cash flow and borrowings under the  $400 million facility. At the same time, an interest rate swap with the same maturity and a notional amount of  $105 million expired.

At September 30, 2010, aggregate maturities of long-term debt are as follows (in thousands):

Years ending September 30,

2011	$ —
2012	125,000
2013	40,000
2014	115,000
2015	40,000
Thereafter	40,000

$360,000

INCOME TAXES	12 Months Ended
Sep. 30, 2010
INCOME TAXES
INCOME TAXES

NOTE 4 INCOME TAXES

The components of the provision for income taxes are as follows:

Years Ended September 30,	2010	2009	2008
	(in thousands)
Current:
Federal	$ 31,312	$ 45,780	$ 97,871
Foreign	13,215	13,442	15,232
State	1,937	8,889	10,813

	46,464	68,111	123,916

Deferred:
Federal	100,206	148,367	110,077
Foreign	7,846	2,865	(788)
State	(2,361)	8,507	9,388

	105,691	159,739	118,677

Total provision	$152,155	$227,850	$242,593

The amounts of domestic and foreign income before income taxes and equity in income of affiliate are as follows:

Years Ended September 30,	2010	2009	2008
	(in thousands)
Domestic	$389,383	$571,028	$627,344
Foreign	48,853	27,257	18,141

	$438,236	$598,285	$645,485

Deferred income taxes are provided for the temporary differences between the financial reporting basis and the tax basis of our assets and liabilities. Recoverability of any tax assets are evaluated and necessary allowances are provided. The carrying value of the net deferred tax assets is based on management's judgments using certain estimates and assumptions that we will be able to generate sufficient future taxable income in certain tax jurisdictions to realize the benefits of such assets. If these estimates and related assumptions change in the future, additional valuation allowances may be recorded against the deferred tax assets resulting in additional income tax expense in the future.

The components of our net deferred tax liabilities are as follows:

September 30,	2010	2009
	(in thousands)
Deferred tax liabilities:
Property, plant and equipment	$703,404	$591,074
Available-for-sale securities	107,917	123,763
Equity investments	—	—
Other	136	166

Total deferred tax liabilities	811,457	715,003

Deferred tax assets:
Pension reserves	15,549	12,901
Self-insurance reserves	4,249	3,740
Net operating loss and foreign tax credit carryforwards	45,343	48,107
Financial accruals	31,102	25,829
Other	3,456	3,939

Total deferred tax assets	99,699	94,516
Valuation allowance	45,343	48,107

Net deferred tax assets	54,356	46,409

Net deferred tax liabilities	$757,101	$668,594

The change in our net deferred tax assets and liabilities is impacted by foreign currency remeasurement.

As of September 30, 2010, we had state and foreign net operating loss carryforwards for income tax purposes of  $3.3 million and  $16.0 million, respectively, and foreign tax credit carryforwards of approximately  $39.6 million which will expire in years 2011 through 2018. The valuation allowance is primarily attributable to state and foreign net operating loss carryforwards and foreign tax credit carryforwards which more likely than not will not be utilized.

Effective income tax rates as compared to the U.S Federal income tax rate are as follows:

Years Ended September 30,	2010	2009	2008

U.S. Federal income tax rate	35%	35%	35%
Effect of foreign taxes	1	1	1
State income taxes	(1)	2	2

Effective income tax rate	35%	38%	38%

Effective October 1, 2007, we adopted the guidance in ASC 740, Income Taxes, issued by the FASB in July 2006 that clarified the accounting for uncertainty in income taxes recognized in an entity's financial statements and prescribed a recognition threshold and measurement attributes for financial statement disclosure of tax positions taken or expected to be taken on a tax return. Under ASC 740, the impact of an uncertain income tax position must be recognized in the financial statements at the largest amount that is more likely than not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50 percent likelihood of being sustained. The cumulative effect of adoption resulted in a decrease of approximately  $5.0 million in retained earnings.

We recognize accrued interest related to unrecognized tax benefits in interest expense, and penalties in other expense in the Consolidated Statements of Income. As of September 30, 2010 and 2009, we had accrued interest and penalties of  $3.2 million and  $1.7 million, respectively.

A reconciliation of the change in our gross unrecognized tax benefits for the fiscal year ended September 30, 2010 and 2009 is as follows (in thousands):

September 30,	2010	2009

Unrecognized tax benefits at October 1,	$5,244	$5,692
Gross decreases – tax positions in prior periods	—	(731)
Gross increases – tax positions in prior periods	177	—
Gross increases – current period effect of tax positions	128	283

Unrecognized tax benefits at September 30	$5,549	$5,244

As of September 30, 2010 and September 30, 2009, our liability for unrecognized tax benefits was  $5.6 million and  $5.2 million, respectively, which would affect the effective tax rate if recognized. The liabilities for unrecognized tax benefits and related interest and penalties are included in other noncurrent liabilities in our Consolidated Balance Sheets.

It is reasonably possible that the amount of the unrecognized tax benefits with respect to certain unrecognized tax positions will increase or decrease during the next 12 months. However, we do not expect the change to have a material effect on results of operations or financial position.

We file a consolidated U.S. federal income tax return, as well as income tax returns in various states and foreign jurisdictions. The tax years that remain open to examination by U.S. federal and state jurisdictions include fiscal years 2006 through 2009. Audits in foreign jurisdictions are generally complete through fiscal year 2001.

SHAREHOLDERS' EQUITY	12 Months Ended
Sep. 30, 2010
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

NOTE 5 SHAREHOLDERS' EQUITY

On September 30, 2010, we had 105,819,161 outstanding common stock purchase rights ("Rights") pursuant to the terms of the Rights Agreement dated January 8, 1996, as amended by Amendment No. 1 dated December 8, 2005. As adjusted for the two-for-one stock splits in fiscals 1998 and 2006, and as long as the Rights are not separately transferable, one-half Right attaches to each share of our common stock. Under the terms of the Rights Agreement each Right entitles the holder thereof to purchase one full unit consisting of one one-thousandth of a share of Series A Junior Participating Preferred Stock ("Preferred Stock"), without par value, at a price of  $250 per unit. The exercise price and the number of units of Preferred Stock issuable on exercise of the Rights are subject to adjustment in certain cases to prevent dilution. The Rights will be attached to the common stock certificates and are not exercisable or transferable apart from the common stock, until ten business days after a person acquires 15 percent or more of the outstanding common stock or ten business days following the commencement of a tender offer or exchange offer that would result in a person owning 15 percent or more of the outstanding common stock. In the event we are acquired in a merger or certain other business combination transactions (including one in which we are the surviving corporation), or more than 50 percent of our assets or earning power is sold or transferred, each holder of a Right shall have the right to receive, upon exercise of the Right, common stock of the acquiring company having a value equal to two times the exercise price of the Right. The Rights are redeemable under certain circumstances at  $0.01 per Right and will expire, unless earlier redeemed, on January 31, 2016.

STOCK-BASED COMPENSATION	12 Months Ended
Sep. 30, 2010
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

NOTE 6 STOCK-BASED COMPENSATION

We have one plan providing for common-stock based awards to employees and to non-employee Directors. The plan permits the granting of various types of awards including stock options and restricted stock awards. Restricted stock may be granted for no consideration other than prior and future services. The purchase price per share for stock options may not be less than market price of the underlying stock on the date of grant. Stock options expire ten years after the grant date. We have the right to satisfy option exercises from treasury shares and from authorized but unissued shares.

On December 1, 2009, we amended the forms of agreement under the plan for awards of nonqualified stock options, incentive stock options and restricted stock. We also amended existing stock option and restricted stock award agreements. The amendments provide for continued vesting (and accelerated vesting upon death) of restricted stock and stock options effective upon a participant becoming retirement eligible. A participant meets the definition of retirement eligible if the participant attains age 55 and has 15 or more years of continuous service as a full-time employee. The amendments apply retroactively. As a result of the continued vesting provisions, we incurred additional compensation cost of approximately  $4.9 million in fiscal 2010.

A summary of compensation cost for stock-based payment arrangements recognized in general and administrative expense in fiscal 2010, 2009 and 2008 is as follows (in thousands):

September 30,	2010	2009	2008

Compensation expense
Stock options	$11,475	$6,899	$6,210
Restricted stock	4,380	1,449	1,246

	$15,855	$8,348	$7,456

Benefits of tax deductions in excess of recognized compensation cost of  $3.3 million,  $1.2 million and  $24.9 million are reported as a financing cash flow in the Consolidated Statements of Cash Flows for fiscal 2010, 2009 and 2008, respectively.

STOCK OPTIONS

Vesting requirements for stock options are determined by the Human Resources Committee of our Board of Directors. Options currently outstanding began vesting one year after the grant date with 25 percent of the options vesting for four consecutive years.

We use the Black-Scholes formula to estimate the fair value of stock options granted to employees. The fair value of the options is amortized to compensation expense on a straight-line basis over the requisite service periods of the stock awards, which are generally the vesting periods. The weighted-average fair value calculations for options granted within the fiscal period are based on the following weighted-average assumptions set forth in the table below. Options that were granted in prior periods are based on assumptions prevailing at the date of grant.

	2010	2009	2008

Risk-free interest rate	2.3%	1.7%	3.3%
Expected stock volatility	49.9%	43.3%	31.1%
Dividend yield	0.5%	0.9%	0.5%
Expected term (in years)	5.8	5.8	4.8

Risk-Free Interest Rate.    The risk-free interest rate is based on U.S. Treasury securities for the expected term of the option.

Expected Volatility Rate.    Expected volatilities are based on the daily closing price of our stock based upon historical experience over a period which approximates the expected term of the option.

Expected Dividend Yield.    The dividend yield is based on our current dividend yield.

Expected Term.    The expected term of the options granted represents the period of time that they are expected to be outstanding. We estimate the expected term of options granted based on historical experience with grants and exercises.

Based on these calculations, the weighted-average fair value per option granted to acquire a share of common stock was  $17.64,  $8.16 and  $10.81 per share for fiscal 2010, 2009 and 2008, respectively.

The following summary reflects the stock option activity for our common stock and related information for fiscal 2010, 2009 and 2008 (shares in thousands):

	2010		2009		2008
	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price

Outstanding at October 1,	5,401	$20.55	4,819	$20.02	6,032	$15.80
Granted	570	38.02	865	21.07	742	35.11
Exercised	(397)	13.63	(267)	12.18	(1,845)	11.87
Forfeited/Expired	(2)	38.02	(16)	26.91	(110)	27.31

Outstanding on September 30,	5,572	$22.82	5,401	$20.55	4,819	$20.02

Exercisable on September 30,	3,888	$19.68	3,599	$17.42	3,206	$15.07

Shares available to grant	7,614		1,656		2,511

The following table summarizes information about stock options at September 30, 2010 (shares in thousands):

	Outstanding Stock Options			Exercisable Stock Options
Range of Exercise Prices	Options	Weighted-Average Remaining Life	Weighted-Average Exercise Price	Options	Weighted-Average Exercise Price

$11.3318 to $16.010	2,348	2.6	$13.50	2,348	$13.50
$21.0500 to $27.440	1,475	7.3	$23.56	691	$25.03
$30.2300 to $38.015	1,749	7.3	$34.72	849	$32.43

$11.3318 to $38.015	5,572	5.3	$22.82	3,888	$19.68

At September 30, 2010, the weighted-average remaining life of exercisable stock options was 4.1 years and the aggregate intrinsic value was  $80.8 million with a weighted-average exercise price of  $19.68 per share.

The number of options vested or expected to vest at September 30, 2010 was 5,498,304 with an aggregate intrinsic value of  $97.5 million and a weighted-average exercise price of  $22.73 per share.

As of September 30, 2010, the unrecognized compensation cost related to the stock options was  $10.0 million. That cost is expected to be recognized over a weighted-average period of 2.6 years.

The total intrinsic value of options exercised during fiscal 2010, 2009 and 2008 was  $11.3 million,  $4.9 million, and  $21.9 million, respectively.

The grant date fair value of shares vested during fiscal 2010, 2009 and 2008 was  $7.0 million,  $6.3 million and  $5.8 million, respectively.

RESTRICTED STOCK

Restricted stock awards consist of our common stock and are time vested over three to six years. We recognize compensation expense on a straight-line basis over the vesting period. The fair value of restricted stock awards is determined based on the average of the high and low price of our shares on the grant date. As of September 30, 2010, there was  $4.7 million of total unrecognized compensation cost related to unvested restricted stock awards. That cost is expected to be recognized over a weighted-average period of 1.7 years.

A summary of the status of our restricted stock awards as of September 30, 2010, and of changes in restricted stock outstanding during the fiscal years ended September 30, 2010, 2009 and 2008 is as follows (share amounts in thousands):

	2010		2009		2008
	Shares	Weighted-Average Grant Date Fair Value per Share	Shares	Weighted-Average Grant Date Fair Value per Share	Shares	Weighted-Average Grant Date Fair Value per Share

Outstanding at October 1,	177	$30.06	243	$29.92	240	$29.27
Granted	182	38.02	—	—	22	35.11
Vested	(70)	29.36	(66)	29.52	(3)	16.01
Forfeited/Expired	—	—	—	—	(16)	30.24

Outstanding on September 30,	289	$35.23	177	$30.06	243	$29.92

EARNINGS PER SHARE	12 Months Ended
Sep. 30, 2010
EARNINGS PER SHARE
EARNINGS PER SHARE

NOTE 7 EARNINGS PER SHARE

ASC 260, Earnings per Share, requires companies to treat unvested share-based payment awards that have non-forfeitable rights to dividend or dividend equivalents as a separate class of securities in calculating earnings per share. We have granted and expect to continue to grant restricted stock grants to employees and non-employee directors that contain non-forfeitable rights to dividends. Such grants are considered participating securities under ASC 260. As such, we are required to include these grants in the calculation of our basic earnings per share and calculate basic earnings per share using the two-class method. Restricted stock grants have previously been included in our dilutive earnings per share calculation using the treasury stock method. The two-class method of computing earnings per share is an earnings allocation formula that determines earnings per share for each class of common stock and participating security according to dividends declared (or accumulated) and participation rights in undistributed earnings. Earnings per share have been recalculated for prior periods to conform to the current year presentation. As a result, the number of shares used to compute earnings per share changed. For the year ended September 30, 2009, basic and diluted earnings per share decreased  $0.01 due to the adoption. For the year ended September 30, 2008, basic and diluted earnings per share decreased  $0.01 and  $0.02, respectively, due to the adoption.

Basic net income per share is computed utilizing the two-class method and is calculated based on weighted-average number of common shares outstanding during the periods presented.

Diluted net income per share is computed using the weighted-average number of common and common equivalent shares outstanding during the periods utilizing the two-class method for stock options and nonvested restricted stock.

The following table sets forth the computation of basic and diluted earnings per share:

September 30,	2010	2009	2008
	(in thousands)
Numerator:
Income from continuing operations	$286,081	$380,546	$420,258
Income (loss) from discontinued operations	(129,769)	(27,001)	41,480

Net income	156,312	353,545	461,738
Adjustment for basic earnings per share
Earnings allocated to unvested shareholders	(404)	(617)	(1,121)

Numerator for basic earnings per share:
From continuing operations	285,677	379,929	419,137
From discontinued operations	(129,769)	(27,001)	41,480

	155,908	352,928	460,617
Adjustment for diluted earnings per share:
Effect of reallocating undistributed earnings of unvested shareholders	6	6	23
Numerator for diluted earnings per share:
From continuing operations	285,683	379,935	419,160
From discontinued operations	(129,769)	(27,001)	41,480

	$155,914	$352,934	$460,640

Denominator:
Denominator for basic earnings per share – weighted-average shares	105,711	105,364	104,284
Effect of dilutive shares from stock options and restricted stock	1,693	1,244	2,299

Denominator for diluted earnings per share – adjusted weighted-average shares	107,404	106,608	106,583

Basic earnings per common shares:
Income from continuing operations	$2.70	$3.61	$4.02
Income (loss) from discontinued operations	(1.23)	(0.26)	0.40

Net income	$1.47	$3.35	$4.42

Diluted earnings per common shares:
Income from continuing operations	$2.66	$3.56	$3.93
Income (loss) from discontinued operations	(1.21)	(0.25)	0.39

Net income	$1.45	$3.31	$4.32

The following shares attributable to outstanding equity awards were excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive:

	2010	2009	2008
	(in thousands, except per share amounts)
Shares excluded from calculation of diluted earnings per share	554	1,206	—
Weighted-average price per share	$38.02	$33.12	$—

FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT	12 Months Ended
Sep. 30, 2010
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT

NOTE 8 FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENT

The estimated fair value of our available-for-sale securities is primarily based on market quotes. The following is a summary of available-for-sale securities, which excludes investments in limited partnerships carried at cost and assets held in a Non-qualified Supplemental Savings Plan:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value

	(in thousands)
Equity Securities:
September 30, 2010	$129,183	$174,025	$—	$303,208
September 30, 2009	129,183	210,640	$—	339,823

On an on-going basis, we evaluate the marketable equity securities to determine if a decline in fair value below cost is other-than-temporary. If a decline in fair value below cost is determined to be other-than-temporary, an impairment charge is recorded and a new cost basis established. We review several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, (i) the length of time a security is in an unrealized loss position, (ii) the extent to which fair value is less than cost, (iii) the financial condition and near term prospects of the issuer, and (iv) our intent and ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value.

During the year ended September 30, 2008, marketable equity available-for-sale securities with a fair value at the date of sale of  $25.5 million were sold. For the same year, the gross realized gain on such sales of available-for-sale securities totaled  $22.0 million. The cost of securities used in determining realized gains and losses is based on the average cost basis of the security sold. We had no sales of marketable equity available-for-sale securities in fiscal years 2010 and 2009.

The investments in the limited partnerships carried at cost were approximately  $12.4 million at September 30, 2010 and 2009. The estimated fair value of the limited partnerships was  $22.5 million and  $19.7 million at September 30, 2010 and 2009, respectively.

The assets held in a Non-qualified Supplemental Savings Plan are carried at fair market value which totaled  $5.1 million and  $4.2 million at September 30, 2010 and 2009, respectively.

The majority of cash equivalents are invested in taxable and non-taxable money-market mutual funds. The carrying amount of cash and cash equivalents approximates fair value due to the short maturity of those investments.

At September 30, 2009, our short-term investments consisted of a bank certificate of deposit with an original maturity greater than three months. The certificate matured in the second quarter of fiscal 2010. Interest earned is included in interest and dividend income on the Consolidated Statements of Income. The carrying amount of the certificate of deposit approximated fair value.

The carrying value of other assets, accrued liabilities and other liabilities approximated fair value at September 30, 2010 and 2009.

ASC 820 defines fair value as "the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date". ASC 820 establishes a fair value hierarchy to prioritize the inputs used in valuation techniques into three levels as follows:

  •
  Level 1 – Observable inputs that reflect quoted prices in active markets for identical assets or liabilities in active markets.

  •
  Level 2 – Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

  •
  Level 3 – Valuations based on inputs that are unobservable and not corroborated by market data.

At September 30, 2010, our financial assets utilizing Level 1 inputs include cash equivalents, equity securities with active markets and money market funds we have elected to classify as restricted assets that are included in other current assets and other assets. Also included is cash denominated in a foreign currency we have elected to classify as restricted that is included in current assets of discontinued operations and limited to remaining liabilities of discontinued operations. For these items, quoted current market prices are readily available.

At September 30, 2010, Level 2 inputs include bank certificates of deposit, which are included in current assets.

Currently, we do not have any financial instruments utilizing Level 3 inputs.

The following table summarizes our assets and liabilities measured at fair value on a recurring basis presented in our Consolidated Balance Sheets as of September 30, 2010:

	Total Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

	(in thousands)
Assets:
Cash and cash equivalents	$ 63,020	$ 63,020	$—	$—
Investments	303,208	303,208	—	—
Other current assets	23,118	22,868	250	—
Other assets	2,000	2,000	—	—

Total assets measured at fair value	$391,346	$391,096	$250	$—

The following information presents the supplemental fair value information about long-term fixed-rate debt at September 30, 2010 and September 30, 2009.

September 30,	2010	2009
	(in thousands)
Carrying value of long-term fixed-rate debt	$350.0	$350.0
Fair value of long-term fixed-rate debt	$382.9	$380.9

The fair value for fixed-rate debt was estimated using discounted cash flows and interest rates currently being offered on credits with similar maturities and credit profiles. The outstanding line of credit and short-term debt bear interest at market rates and the cost of borrowings, if any, would approximate fair value. The debt was valued using a Level 2 input.

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Sep. 30, 2010
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS).
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

NOTE 9 ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The components of other comprehensive income (loss) for the years ended September 30, 2010, 2009 and 2008 were as follows (in thousands):

Years Ended September 30,	2010	2009	2008
Unrealized appreciation (depreciation) on securities, net of tax of $(13,730), $54,254 and $(10,558)	$(22,885)	$88,519	$(17,227)
Reclassification of realized gains in net income, net of tax of $0, $0 and $(8,358)	—	—	(13,636)
Amortization of net periodic benefit costs—net of actuarial gain, net of tax of $(3,276), $(8,872) and $(4,054).	(5,459)	(14,475)	(6,615)

	$(28,344)	$74,044	$(37,478)

The components of accumulated other comprehensive income (loss) at September 30, 2010 and 2009, net of applicable tax effects, were as follows (in thousands):

September 30,	2010	2009
Unrealized appreciation on securities	$107,712	$130,597
Unrecognized actuarial loss and prior service cost	(23,605)	(18,146)

	$84,107	$112,451

ACQUISITION OF TERRAVICI DRILLING SOLUTIONS	12 Months Ended
Sep. 30, 2010
ACQUISITION OF TERRAVICI DRILLING SOLUTIONS
ACQUISITION OF TERRAVICI DRILLING SOLUTIONS

NOTE 10 ACQUISITION OF TERRAVICI DRILLING SOLUTIONS

On May 21, 2008, we acquired a private limited partnership, TerraVici Drilling Solutions ('TerraVici') in a transaction accounted for under the purchase method of accounting. Under the purchase method of accounting, the assets acquired and liabilities assumed of TerraVici are recorded as of the acquisition date, at their respective fair values, and included in our Consolidated Financial Statements from the date of acquisition. TerraVici is included with all other non-reportable business segments.

TerraVici is developing patented rotary steerable technology to enhance horizontal and directional drilling operations. We acquired TerraVici to complement technology currently used with the FlexRig. By combining this new technology with our existing capabilities, we expect to improve drilling productivity and reduce total well cost to the customer.

In-process research and development ("IPR&D") represents rotary steerable system tools under development by TerraVici at the date of acquisition that had not yet achieved technological feasibility, and would have no future alternative use. Accordingly, the purchase price allocated to IPR&D was expensed immediately subsequent to the acquisition. This charge is being amortized over 15 years for tax purposes. The  $11.1 million estimated fair value of IPR&D was derived using the multi-period excess-earnings method.

Pursuant to the satisfaction of a performance milestone, we paid  $4.0 million subsequent to September 30, 2010. This additional payment will be accounted for as goodwill.

EMPLOYEE BENEFIT PLANS	12 Months Ended
Sep. 30, 2010
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

NOTE 11 EMPLOYEE BENEFIT PLANS

We maintain a domestic noncontributory defined benefit pension plan covering certain U.S. employees who meet certain age and service requirements. In July 2003, we revised the Helmerich & Payne, Inc. Employee Retirement Plan ("Pension Plan") to close the Pension Plan to new participants effective October 1, 2003, and reduce benefit accruals for current participants through September 30, 2006, at which time benefit accruals were discontinued and the Pension Plan was frozen.

The following table provides a reconciliation of the changes in the pension benefit obligations and fair value of Pension Plan assets over the two-year period ended September 30, 2010 and a statement of the funded status as of September 30, 2010 and 2009 (in thousands):

	2010	2009
Accumulated Benefit Obligation	$102,097	$89,996
Changes in Projected Benefit Obligations
Projected benefit obligation at beginning of year	$89,996	$69,475
Interest cost	4,825	4,988
Actuarial gain (loss)	11,482	18,977
Benefits paid	(4,206)	(3,444)

Projected benefit obligation at end of year	$102,097	$89,996

Change in plan assets
Fair value of plan assets at beginning of year	$57,181	$59,605
Actual return on plan assets	5,005	270
Employer contribution	3,408	750
Benefits paid	(4,206)	(3,444)

Fair value of plan assets at end of year	$61,388	$57,181

Funded status of the plan at end of year	$(40,709)	$(32,815)

September 30,	2010	2009
Amounts Recognized in the Consolidated Balance Sheets (in thousands):
Accrued liabilities	$(181)	$(40)
Noncurrent liabilities-other	(40,528)	(32,775)

Net amount recognized	$(40,709)	$(32,815)

The amounts recognized in Accumulated Other Comprehensive Income at September 30, 2010 and 2009, and not yet reflected in net periodic benefit cost, are as follows (in thousands):
Net actuarial gain (loss)	$(38,001)	$(29,267)
Prior service cost	(2)	(1)

Total	$(38,003)	$(29,268)

The amount recognized in Accumulated Other Comprehensive Income and not yet reflected in periodic benefit cost expected to be amortized in next year's periodic benefit cost is a net actuarial loss of  $3.0 million.

The weighted average assumptions used for the pension calculations were as follows:

Years Ended September 30,	2010	2009	2008
Discount rate for net periodic benefit costs	5.42%	7.25%	6.25%
Discount rate for year-end obligations	4.48%	5.42%	7.25%
Expected return on plan assets	8.00%	8.00%	8.00%

We contributed  $3.4 million to the Pension Plan in fiscal 2010 to fund distributions in lieu of liquidating pension assets. We estimate contributing at least  $0.6 million in fiscal 2011 to meet the minimum contribution required by law and expect to make additional contributions to continue funding distributions. Additional contributions will be made if needed to fund unexpected distributions.

Components of the net periodic pension expense (benefit) were as follows (in thousands):

Years Ended September 30,	2010	2009	2008
Interest cost	$4,825	$4,988	$4,919
Expected return on plan assets	(4,552)	(4,643)	(5,990)
Amortization of prior service cost	—	(1)	—
Recognized net actuarial loss	2,295	3	9

Net pension expense (benefit)	$2,568	$347	$(1,062)

The following table reflects the expected benefits to be paid from the Pension Plan in each of the next five fiscal years, and in the aggregate for the five years thereafter (in thousands).

Years Ended September 30,
2011	2012	2013	2014	2015	2016-2020	Total
$4,907	$6,035	$5,707	$5,613	$6,901	$36,170	$65,333

Included in the Pension Plan is an unfunded supplemental executive retirement plan.

INVESTMENT STRATEGY AND ASSET ALLOCATION

Our investment policy and strategies are established with a long-term view in mind. The investment strategy is intended to help pay the cost of the Plan while providing adequate security to meet the benefits promised under the Plan. We maintain a diversified asset mix to minimize the risk of a material loss to the portfolio value that might occur from devaluation of any one investment. In determining the appropriate asset mix, our financial strength and ability to fund potential shortfalls are considered. Plan assets are invested in portfolios of diversified public-market equity securities and fixed income securities. The plan holds no securities of the Company.

The expected long-term rate of return on plan assets is based on historical and projected rates of return for current and planned asset classes in the Plans' investment portfolio after analyzing historical experience and future expectations of the return and volatility of various asset classes.

The target allocation for 2011 and the asset allocation for the Pension Plan at the end of fiscal 2010 and 2009, by asset category, follows:

	Target Allocation	Percentage of Plan Assets At September 30,
Asset Category	2011	2010	2009

U.S. equities	56%	53%	57%
International equities	14	15	15
Fixed income	25	31	27
Real estate and other	5	1	1

Total	100%	100%	100%

PLAN ASSETS

The fair value of Plan assets at September 30, 2010, summarized by level within the fair value hierarchy described in Note 8, are as follows (in thousands):

	Total	Level 1	Level 2	Level 3
Short-term investments	$63	$63	$—	$—
Mutual funds:
Domestic stock funds	17,858	17,858	—	—
Bond funds	18,872	18,872	—	—
International stock funds	8,956	8,956	—	—

Total Mutual funds	45,686	45,686	—	—
Domestic common stock	13,710	13,710	—	—
Common collective trust	785	—	785	—
Foreign equity stock	869	869	—	—
Oil and gas properties	275	—	—	275

Total	$61,388	$60,328	$785	$275

The Plan's financial assets utilizing Level 1 inputs include publicly traded mutual funds, common stock and foreign equity stocks. These assets are valued based on quoted prices in active markets for identical securities. The Plan's financial assets utilizing Level 2 inputs include a common collective trust (Wells Fargo Short-term Investment Fund). The statements of net assets available for benefits present the fair value of the Wells Fargo Short-term Investment Fund. The Plan's interest in the trust is valued at Net Asset Value per information provided by the Plan's trustee. The Plan's financial instruments utilizing Level 3 inputs consist of oil and gas properties. The fair value of oil and gas properties is determined by Wells Fargo Bank, N.A., based upon actual revenue received for the previous twelve-month period and experience with similar assets.

The following table sets forth a summary of changes in the fair value of the plan's Level 3 assets for the year ended September 30, 2010 (in thousands):

Oil and gas properties
Balance, beginning of year	$435
Unrealized losses relating to property still held at the reporting date	(160)

Balance, end of year	$275

DEFINED CONTRIBUTION PLAN

Substantially all employees on the United States payroll may elect to participate in the 401(k)/Thrift Plan by contributing a portion of their earnings. We contribute an amount equal to 100 percent of the first five percent of the participant's compensation subject to certain limitations. The annual expense incurred for this defined contribution plan was  $14.2 million,  $14.3 million, and  $15.0 million in fiscal 2010, 2009 and 2008, respectively.

FOREIGN PLAN

We maintain an unfunded pension plan in one of our international subsidiaries. Pension expense was approximately  $0.1 million,  $0.4 million and  $0.4 million in fiscal 2010, 2009 and 2008, respectively. The pension liability at September 30, 2010 and 2009 was  $5.4 million and  $5.0 million, respectively.

SUPPLEMENTAL BALANCE SHEET INFORMATION	12 Months Ended
Sep. 30, 2010
SUPPLEMENTAL BALANCE SHEET INFORMATION
SUPPLEMENTAL BALANCE SHEET INFORMATION

NOTE 12 SUPPLEMENTAL BALANCE SHEET INFORMATION

The following reflects the activity in our reserve for bad debt for 2010, 2009 and 2008:

September 30,	2010	2009	2008
	(in thousands)
Reserve for bad debt:
Balance at October 1,	$659	$1,331	$1,707
Provision for (recovery of) bad debt	206	(645)	704
Write-off of bad debt	(35)	(27)	(1,080)

Balance at September 30,	$830	$659	$1,331

Accounts receivable, prepaid expenses, accrued liabilities, and long-term liabilities at September 30 consist of the following:

September 30,	2010	2009
	(in thousands)
Accounts receivable, net of reserve:
Trade receivables	$409,920	$233,949
Income tax	47,739	—

	$457,659	$233,949

Prepaid expenses and other:
Prepaid value added tax	$15,481	$16,450
Restricted cash	12,848	11,890
Prepaid insurance	9,196	7,887
Deferred mobilization	14,430	9,046
Other	12,216	7,222

	$64,171	$52,495

Accrued liabilities:
Taxes payable, other than income tax	$44,934	$37,654
Accrued income taxes	—	14,201
Self-insurance liabilities	4,135	2,626
Payroll and employee benefits	33,392	13,449
Accrued operating costs	23,436	2,150
Deferred mobilization	13,522	6,063
Deferred income	6,438	26,026
Other	18,255	9,581

	$144,112	$111,750

Noncurrent liabilities—Other:
Pension and other non-qualified retirement plans	$51,690	$42,422
Deferred income	14,983	7,536
Uncertain tax positions including interest and penalties	6,755	6,298
Self-insurance liabilities	5,328	6,103
Deferred mobilization	7,816	5,164
Other	5,034	6,023

	$91,606	$73,546

SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Sep. 30, 2010
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

NOTE 13 SUPPLEMENTAL CASH FLOW INFORMATION

Years Ended September 30,	2010	2009	2008
	(in thousands)
Cash payments:
Interest paid, net of amounts capitalized	$16,721	$12,196	$18,627
Income taxes paid	$104,028	$31,009	$115,600

Capital expenditures on the Consolidated Statements of Cash Flows for the years ended September 30, 2010, 2009 and 2008 do not include additions which have been incurred but not paid for as of the end of the year. The following table reconciles total capital expenditures incurred to total capital expenditures in the Consolidated Statements of Cash Flows:

September 30,	2010	2009	2008
	(in thousands)
Capital expenditures incurred	$345,264	$819,798	$737,809
Additions incurred prior year but paid for in current year	9,816	66,857	26,954
Additions incurred but not paid for as of the end of the year	(25,508)	(9,816)	(66,857)

Capital expenditures per Consolidated Statements of Cash Flows	$329,572	$876,839	$697,906

RISK FACTORS	12 Months Ended
Sep. 30, 2010
RISK FACTORS
RISK FACTORS

NOTE 14 RISK FACTORS

CONCENTRATION OF CREDIT

Financial instruments which potentially subject us to concentrations of credit risk consist primarily of temporary cash investments, short-term investments and trade receivables. We place temporary cash investments in the U.S. with established financial institutions and invest in a diversified portfolio of highly rated, short-term money market instruments. Our trade receivables, primarily with established companies in the oil and gas industry, may impact credit risk as customers may be similarly affected by prolonged changes in economic and industry conditions. International sales also present various risks including governmental activities that may limit or disrupt markets and restrict the movement of funds. Most of our international sales, however, are to large international or government-owned national oil companies. We perform ongoing credit evaluations of customers and do not typically require collateral in support for trade receivables. We provide an allowance for doubtful accounts, when necessary, to cover estimated credit losses. Such an allowance is based on management's knowledge of customer accounts. Except as disclosed in Note 2, Discontinued Operations, no significant credit losses have been experienced in recent history.

VOLATILITY OF MARKET

Our operations can be materially affected by oil and gas prices. Oil and natural gas prices are volatile and have declined from the peak levels in June 2008. While current energy prices are important contributors to positive cash flow for customers, expectations about future prices and price volatility are generally more important for determining a customer's future spending levels. This volatility, along with the difficulty in predicting future prices can lead many exploration and production companies to base their capital spending on much more conservative estimates of commodity prices. As a result, demand for contract drilling services is not always purely a function of the movement of commodity prices.

In addition, customers may finance their exploration activities through cash flow from operations, the incurrence of debt or the issuance of equity. Any deterioration in the credit and capital markets may cause difficulty for customers to obtain funding for their capital needs. A reduction of cash flow resulting from declines in commodity prices or a reduction of available financing may result in a reduction in customer spending and the demand for drilling services. This reduction in spending could have a material adverse effect on our operations.

SELF-INSURANCE

We self-insure a significant portion of expected losses relating to worker's compensation, general liability, and automobile liability. Insurance coverage has been purchased for individual claims that exceed  $1 million or  $2 million, depending on whether a claim occurs inside or outside of the United States. Insurance is purchased over deductibles to reduce our exposure to catastrophic events. We record estimates for incurred outstanding liabilities for worker's compensation, general liability claims and for claims that are incurred but not reported. Estimates are based on adjusters' estimates, historic experience and statistical methods that we believe are reliable. Nonetheless, insurance estimates include certain assumptions and management judgments regarding the frequency and severity of claims, claim development, and settlement practices. Unanticipated changes in these factors may produce materially different amounts of expense that would be reported under these programs.

We have a wholly-owned captive insurance company, White Eagle Assurance Company, which provides a portion of our physical damage insurance for company-owned drilling rigs and reinsures international casualty deductibles. With the exception of "named wind storm" risk in the Gulf of Mexico, we insure rigs and related equipment at values that approximate the current replacement cost on the inception date of the policy.

INTERNATIONAL DRILLING OPERATIONS

International drilling operations may significantly contribute to our revenues and net operating income. There can be no assurance that we will be able to successfully conduct such operations, and a failure to do so may have an adverse effect on our financial position, results of operations, and cash flows. Also, the success of our international operations will be subject to numerous contingencies, some of which are beyond management's control. These contingencies include general and regional economic conditions, fluctuations in currency exchange rates, changes in international regulatory requirements and international employment issues, risk of expropriation of real and personal property, and the burden of complying with foreign laws. Additionally, in the event that extended labor strikes occur or a country experiences significant political, economic or social instability, we could experience shortages in labor and/or material and supplies necessary to operate some of our drilling rigs, thereby causing an adverse effect on our business, financial condition and results of operations.

We are not operating in any country that is currently considered highly inflationary, which is defined as cumulative inflation rates exceeding 100 percent in the most recent three-year period. All of our foreign subsidiaries use the U.S. dollar as the functional currency and local currency monetary assets are remeasured into U.S. dollars with gains and losses resulting from foreign currency transactions included in current results of operations. As such, if a foreign economy is considered highly inflationary, there would be no impact on the Consolidated Financial Statements.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2010
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 15 COMMITMENTS AND CONTINGENCIES

COMMITMENTS

Over the last six years, the Company entered into separate drilling contracts with many different customers to build and operate over 160 new FlexRigs. As of November 18, 2010, 12 new FlexRigs with customer commitments remained under construction. During construction, rig construction cost is included in construction in progress and then transferred to contract drilling equipment when the rig is placed in the field for service. Equipment, parts and supplies are ordered in advance to promote efficient construction progress. At September 30, 2010, we had purchase orders outstanding of approximately  $68.8 million for the purchase of drilling equipment.

LEASES

We lease approximately 135,000 square feet of office space near downtown Tulsa, Oklahoma as well as other office space and equipment for use in operations. For operating leases that contain built-in pre-determined rent escalations, rent expense is recognized on a straight-line basis over the life of the lease. Leasehold improvements are capitalized and amortized over the lease term. Future minimum rental payments required under operating leases having initial or remaining non-cancelable lease terms in excess of one year at September 30, 2010 are as follows:

Fiscal Year	Amount (in thousands)

2011	$ 7,204
2012	4,742
2013	3,633
2014	2,154
2015	2,038
Thereafter	7,983

Total	$27,754

Total rent expense was  $5.4 million,  $5.2 million and  $4.2 million for fiscal 2010, 2009 and 2008, respectively.

CONTINGENCIES

A lawsuit was filed against us by a former customer for whom we performed drilling services with five rigs under term drilling contracts. The suit alleged, among other things, that we failed to perform drilling operations in accordance with good oilfield practice, breached express performance warranties, and made certain fraudulent representations regarding drilling performance. As a consequence, Plaintiff prayed for actual and punitive damages. The case was settled in the fourth quarter of fiscal 2010 for an immaterial amount.

Various legal actions, the majority of which arise in the ordinary course of business, are pending. We maintain insurance against certain business risks subject to certain deductibles. None of these legal actions are expected to have a material adverse effect on our financial condition, cash flows or results of operations.

We are contingently liable to sureties in respect of bonds issued by the sureties in connection with certain commitments entered into by us in the normal course of business. We have agreed to indemnify the sureties for any payments made by them in respect of such bonds.

During the ordinary course of our business, contingencies arise resulting from an existing condition, situation, or set of circumstances involving an uncertainty as to the realization of a possible gain contingency. We account for gain contingencies in accordance with the provisions of ASC 450, Contingencies, and, therefore, we do not record gain contingencies and recognize income until realized. As discussed in Note 2, Discontinued Operations, property and equipment of our Venezuelan subsidiary was seized by the Venezuelan government on June 30, 2010. We are currently evaluating various remedies, including any recourse we may have against PDVSA or related parties, any remuneration or reimbursement that we might collect from PDVSA or related parties, and any other sources of recovery for our losses. While there exists the possibility of realizing a recovery, we are currently unable to determine the timing or amounts we may receive, if any, or the likelihood of recovery. No gain contingencies are recognized in our Consolidated Financial Statements.

SEGMENT INFORMATION	12 Months Ended
Sep. 30, 2010
SEGMENT INFORMATION
SEGMENT INFORMATION

NOTE 16 SEGMENT INFORMATION

We operate principally in the contract drilling industry. Our contract drilling business includes the following reportable operating segments: U.S. Land, Offshore, and International Land. The contract drilling operations consist mainly of contracting Company-owned drilling equipment primarily to large oil and gas exploration companies. Our primary international areas of operation include Colombia, Ecuador, Argentina, Mexico, Tunisia, Bahrain and other South American countries. The International Land operations have similar services, have similar types of customers, operate in a consistent manner and have similar economic and regulatory characteristics. Therefore, we have aggregated our international operations into one reportable segment. Our Venezuelan operation, which was historically an operating segment within the International Land Segment, was discontinued in the third quarter of fiscal 2010. Consequently, its operating results are excluded from the segment data tables below for all periods presented. Each reportable segment is a strategic business unit which is managed separately. Other includes non-reportable operating segments. Revenues included in Other consist primarily of rental income. Consolidated revenues and expenses reflect the elimination of all material intercompany transactions.

We evaluate segment performance based on income or loss from operations (segment operating income) before income taxes which includes:

  •
  revenues from external and internal customers
  •
  direct operating costs
  •
  depreciation and
  •
  allocated general and administrative costs but excludes corporate costs for other depreciation, income from asset sales and other corporate income and expense.

General and administrative costs are allocated to the segments based primarily on specific identification and, to the extent that such identification is not practical, on other methods which we believe to be a reasonable reflection of the utilization of services provided.

Segment operating income for all segments is a non-GAAP financial measure of our performance, as it excludes certain general and administrative expenses, corporate depreciation, income from asset sales and other corporate income and expense. We consider segment operating income to be an important supplemental measure of operating performance for presenting trends in our core businesses. We use this measure to facilitate period-to-period comparisons in operating performance of our reportable segments in the aggregate by eliminating items that affect comparability between periods. We believe that segment operating income is useful to investors because it provides a means to evaluate the operating performance of the segments on an ongoing basis using criteria that are used by our internal decision makers. Additionally, it highlights operating trends and aids analytical comparisons. However, segment operating income has limitations and should not be used as an alternative to operating income or loss, a performance measure determined in accordance with GAAP, as it excludes certain costs that may affect our operating performance in future periods.

Summarized financial information of our reportable segments for continuing operations for each of the years ended September 30, 2010, 2009 and 2008 is shown in the following table:

(in thousands)	External Sales	Inter- Segment	Total Sales	Segment Operating Income (Loss)	Depreciation	Total Assets	Additions to Long-Lived Assets

2010
Contract Drilling
U.S. Land	$1,412,495	$—	$1,412,495	$404,278	$211,652	$3,257,382	$305,206
Offshore	202,734	—	202,734	53,069	12,519	132,342	9,982
International Land	247,179	—	247,179	48,271	29,938	411,339	23,865

	1,862,408	—	1,862,408	505,618	254,109	3,801,063	339,053
Other	12,754	814	13,568	(6,765)	8,549	454,037	6,211

	1,875,162	814	1,875,976	498,853	262,658	4,255,100	345,264
Eliminations	—	(814)	(814)	—	—	—	—

Total	$1,875,162	$—	$1,875,162	$498,853	$262,658	$4,255,100	$345,264

2009
Contract Drilling
U.S. Land	$1,441,164	$—	$1,441,164	$573,708	$187,259	$2,955,574	$703,073
Offshore	204,702	—	204,702	55,293	11,872	129,465	17,584
International Land	187,099	—	187,099	18,955	19,278	391,099	94,627

	1,832,965	—	1,832,965	647,956	218,409	3,476,138	815,284
Other	10,775	836	11,611	(7,032)	9,126	532,346	4,514

	1,843,740	836	1,844,576	640,924	227,535	4,008,484	819,798
Eliminations	—	(836)	(836)	—	—	—	—

Total	$1,843,740	$—	$1,843,740	$640,924	$227,535	$4,008,484	$819,798

2008
Contract Drilling
U.S. Land	$1,542,038	$—	$1,542,038	$605,718	$161,893	$2,655,595	$682,310
Offshore	154,452	—	154,452	33,394	12,152	152,497	14,614
International Land	161,072	—	161,072	17,877	14,191	202,255	33,967

	1,857,562	—	1,857,562	656,989	188,236	3,010,347	730,891
Other	11,809	878	12,687	(7,996)	7,107	366,773	6,918

	1,869,371	878	1,870,249	648,993	195,343	3,377,120	737,809
Eliminations	—	(878)	(878)	—	—	—	—

Total	$1,869,371	$—	$1,869,371	$648,993	$195,343	$3,377,120	$737,809

The following table reconciles segment operating income to income from continuing operations before income taxes and equity in income of affiliate as reported on the Consolidated Statements of Income (in thousands):

Years Ended September 30,	2010	2009	2008
Segment operating income	$498,853	$640,924	$648,993
Income from asset sales	4,992	5,402	13,049
Gain from involuntary conversion of long-lived assets	—	541	10,236
Corporate general and administrative costs and corporate depreciation	(52,049)	(37,992)	(32,194)

Operating income	451,796	608,875	640,084
Other income (expense)
Interest and dividend income	1,811	2,755	3,524
Interest expense	(17,158)	(13,590)	(18,721)
Gain on sale of investment securities	—	—	21,994
Other	1,787	245	(1,396)

Total unallocated amounts	(13,560)	(10,590)	5,401

Income from continuing operations before income taxes and equity in in income of affiliate	$438,236	$598,285	$645,485

The following table presents revenues from external customers and long-lived assets by country based on the location of service provided (in thousands):

Years Ended September 30,	2010	2009	2008
Revenues
United States	$1,572,139	$1,613,940	$1,687,075
Argentina	55,855	42,087	44,367
Ecuador	52,115	52,250	55,100
Colombia	57,533	77,322	42,439
Other Foreign	137,520	58,141	40,390

Total	$1,875,162	$1,843,740	$1,869,371

Long-Lived Assets
United States	$2,973,712	$2,879,222	$2,461,726
Argentina	91,322	99,896	38,125
Ecuador	27,772	26,022	25,560
Colombia	59,798	62,942	41,889
Other Foreign	122,416	126,191	38,084

Total	$3,275,020	$3,194,273	$2,605,384

Long-lived assets are comprised of property, plant and equipment.

Revenues from one company doing business with the contract drilling business accounted for approximately 12.5 percent, 10.1 percent, and 3.7 percent of the total operating revenues during the years ended September 30, 2010, 2009 and 2008, respectively. Revenues from another company doing business with the contract drilling business accounted for approximately 10.6 percent, 12.4 percent, and 11.3 percent of total operating revenues during the years ended September 30, 2010, 2009 and 2008, respectively. Collectively, the receivables from these customers were approximately  $85.1 million and  $53.0 million at September 30, 2010 and 2009, respectively.

SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Sep. 30, 2010
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

NOTE 17 SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

(in thousands, except per share amounts)

2010	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter

Operating revenues	$396,242	$436,579	$483,384	$558,957
Operating income	105,384	101,706	111,474	133,232
Income from continuing operations	63,802	74,105	64,883	83,291
Net income (loss)	63,235	46,747	(36,715)	83,045
Basic earnings per common share:
Income from continuing operations	0.61	0.70	0.61	0.78
Net income (loss)	0.60	0.44	(0.35)	0.78
Diluted earnings per common share:
Income from continuing operations	0.60	0.68	0.61	0.77
Net income (loss)	0.59	0.43	(0.34)	0.77

2009	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter

Operating revenues	$580,805	$520,300	$384,359	$358,276
Operating income	207,524	204,741	106,155	90,455
Income from continuing operations	133,551	123,998	68,021	54,976
Net income	145,275	103,738	53,044	51,488
Basic earnings per common share:
Income from continuing operations	1.27	1.17	0.64	0.52
Net income	1.38	0.98	0.50	0.49
Diluted earnings per common share:
Income from continuing operations	1.25	1.17	0.64	0.51
Net income	1.36	0.98	0.50	0.48

The sum of earnings per share for the four quarters may not equal the total earnings per share for the year due to changes in the average number of common shares outstanding.

In the first quarter of fiscal 2010, net income includes an after-tax gain from the sale of assets of  $0.7 million,  $0.01 per share on a diluted basis.

In the second quarter of fiscal 2010, net income includes an after-tax gain from the sale of assets of  $0.6 million,  $0.01 per share on a diluted basis.

In the third quarter of fiscal 2010, net income includes an after-tax gain from the sale of assets of  $1.5 million,  $0.01 per share on a diluted basis.

In the fourth quarter of fiscal 2010, net income includes an after-tax gain from the sale of assets of  $0.5 million with no effect on diluted earnings per share.

In the first quarter of fiscal 2009, net income includes an after-tax gain from the sale of assets of  $0.6 million,  $0.01 per share on a diluted basis.

In the second quarter of fiscal 2009, net income includes an after-tax gain from the sale of assets of  $1.3 million,  $0.01 per share on a diluted basis.

In the third quarter of fiscal 2009, net income includes an after-tax gain from the sale of assets of  $1.1 million,  $0.01 per share on a diluted basis.

In the fourth quarter of fiscal 2009, net income includes an after-tax gain from the sale of assets of  $0.4 million with no effect on diluted earnings per share.

SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2010
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 18 SUBSEQUENT EVENTS

We have evaluated events and transactions occurring after the balance sheet date through the date these consolidated financial statements were issued, and have determined we have no recognized subsequent events.

Subsequent to September 30, 2010, we classified two conventional rigs from our U.S. Land segment as held for sale.

Document and Entity Information (USD $)	12 Months Ended
	Sep. 30, 2010	Nov. 18, 2010	Mar. 31, 2010
Document and Entity Information
Entity Registrant Name	HELMERICH & PAYNE INC
Entity Central Index Key	0000046765
Document Type	10-K
Document Period End Date	2010-09-30
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 3,896,541,940
Entity Common Stock, Shares Outstanding		105,985,768
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY